Cash and Cash equivalents and restricted cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 124,449	$ 14,490
Restricted cash	762	726
Restricted cash, non-current	15,030	15,010
Total	$ 140,241	$ 30,226	$ 119,184	$ 76,774